Employee Future Benefits - Weighted Average Duration of the Defined Benefit Obligations (Detail) - yr	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension plans | U.S. plans
Disclosure of defined benefit plans [line items]
Weighted average duration (in years) of the defined benefit obligations	8.0	8.0
Pension plans | Canadian plans
Disclosure of defined benefit plans [line items]
Weighted average duration (in years) of the defined benefit obligations	9.9	10.1
Retiree welfare plans | U.S. plans
Disclosure of defined benefit plans [line items]
Weighted average duration (in years) of the defined benefit obligations	7.5	7.7
Retiree welfare plans | Canadian plans
Disclosure of defined benefit plans [line items]
Weighted average duration (in years) of the defined benefit obligations	10.5	10.9